COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Lease Commitments Under Non-Cancelable Operating Leases
Future minimum lease commitments under non-cancelable operating leases for the years ended December 31, were as follows:

2017	$22,340
2018	20,670
2019	18,167
2020	17,350
2021	14,612
2022 and thereafter	46,840

$139,979